Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivables [Abstract]
Accounts receivable
7.

Accounts receivable
2023 2022
Trade receivables $ 413,792 $ 167,688
GST/VAT

receivables
6,772 5,856
Other receivables 1,769 10,400
Total $ 422,333 $ 183,944
The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT)

receivables, is disclosed in note 27.